EQUITY - Dividends (Details) - ZAR (R) R / shares in Units, R in Millions			12 Months Ended
	Sep. 26, 2022	Aug. 24, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Dividends paid during the year net of treasury shares:
SA cents per share, prior year final dividend			R 0.40	R 0.35	R 0.20
Final dividend			R 342.0	R 299.3	R 137.5
Total dividends			R 513.6	R 641.3	R 565.1
First [member]
Dividends paid during the year net of treasury shares:
Interim dividend SA cents per share			R 0.20	R 0.40	R 0.25
Interim dividend			R 171.6	R 342.0	R 213.8
Second [member]
Dividends paid during the year net of treasury shares:
Interim dividend SA cents per share			R 0	R 0	R 0.25
Interim dividend			R 0.0	R 0.0	R 213.8
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Dividend per share approved by directors		R 0.40	R 0.40
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		R 342.0	R 342.0
Dividends paid during the year net of treasury shares:
Total dividends	R 342.0
Treasury shares [member] | Ergo Mining Operations Proprietary Limited [Member]
Disclosure of classes of share capital [line items]
Treasury shares acquired			0	0	0